Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BBH Select Large Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	15.85%	23.86%	(20.55%)	27.17%	12.30%
BBH Select Mid Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	11.41%	26.01%	(24.76%)